Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Capital surplus (deficit) and others [member]	Hybrid bonds [member]	Retained earnings [member]	Reserves [member]	Attributable to owners [member]	Non-controlling interests [member]
Balance at Dec. 31, 2016	₩ 16,116,430	₩ 44,639	₩ (198,739)	₩ 398,518	₩ 15,953,164	₩ (226,183)	₩ 15,971,399	₩ 145,031
Total comprehensive income:
Profit for the year	2,657,595				2,599,829		2,599,829	57,766
Other comprehensive income (loss) (note 13,20,21,27,30)	(1,013)				5,875	(8,544)	(2,669)	1,656
Total comprehensive income	2,656,582				2,605,704	(8,544)	2,597,160	59,422
Transactions with owners:
Annual dividends (note 33)	(635,763)				(635,482)		(635,482)	(281)
Interim dividends (note 33)	(70,609)				(70,609)		(70,609)
Share option (note 25)	414		414				414
Interest on hybrid bonds	(16,840)				(16,840)		(16,840)
Changes in ownership in subsidiaries	(21,019)		(3,912)		9		(3,903)	(17,116)
Transactions with owners	(743,817)		(3,498)		(722,922)		(726,420)	(17,397)
Balance (Previously stated [member]) at Dec. 31, 2017	18,029,195	44,639	(202,237)	398,518	17,835,946	(234,727)	17,842,139	187,056
Balance (Increase (decrease) due to application of IFRS 9 [member]) at Dec. 31, 2017	(8,778)				60,026	(68,804)	(8,778)
Balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017	1,900,049				1,900,049		1,900,049
Balance (Restated balance [member]) at Dec. 31, 2017	19,920,466	44,639	(202,237)	398,518	19,796,021	(303,531)	19,733,410	187,056
Total comprehensive income:
Profit for the year	3,131,988				3,127,887		3,127,887	4,101
Other comprehensive income (loss) (note 13,20,21,27,30)	(141,584)				(57,473)	(69,911)	(127,384)	(14,200)
Total comprehensive income	2,990,404				3,070,414	(69,911)	3,000,503	(10,099)
Transactions with owners:
Annual dividends (note 33)	(635,482)				(635,482)		(635,482)
Interim dividends (note 33)	(70,609)				(70,609)		(70,609)
Share option (note 25)	789		593				593	196
Interest on hybrid bonds	(15,803)				(15,803)		(15,803)
Repayments of hybrid bonds (note 24)	(400,000)		(1,482)	(398,518)			(400,000)
Proceeds from issuance of hybrid bonds (note 24)	398,759			398,759			398,759
Comprehensive stock exchange (note 12)	129,595		129,595				129,595
Changes in ownership in subsidiaries	31,131		329,856				329,856	(298,725)
Transactions with owners	(561,620)		458,562	241	(721,894)		(263,091)	(298,529)
Balance (Previously stated [member]) at Dec. 31, 2018	22,349,250	44,639	256,325	398,759	22,144,541	(373,442)	22,470,822	(121,572)
Balance (Increase (decrease) due to application of IFRS 16 [member]) at Dec. 31, 2018	(24,689)				(24,186)		(24,186)	(503)
Balance (Restated balance [member]) at Dec. 31, 2018	22,324,561	44,639	256,325	398,759	22,120,355	(373,442)	22,446,636	(122,075)
Balance at Dec. 31, 2018	22,349,250
Total comprehensive income:
Profit for the year	861,942				889,907		889,907	(27,965)
Other comprehensive income (loss) (note 13,20,21,27,30)	1,009				(41,513)	43,866	2,353	(1,344)
Total comprehensive income	862,951				848,394	43,866	892,260	(29,309)
Transactions with owners:
Annual dividends (note 33)	(667,978)				(646,828)		(646,828)	(21,150)
Interim dividends (note 33)	(80,520)				(71,870)		(71,870)	(8,650)
Share option (note 25)	1,059		295				295	764
Interest on hybrid bonds	(14,766)				(14,766)		(14,766)
Disposal of treasury shares (note 23)	300,000		300,000				300,000
Changes in ownership in subsidiaries	98,229		51,102				51,102	47,127
Transactions with owners	(363,976)		351,397		(733,464)		(382,067)	18,091
Balance at Dec. 31, 2019	₩ 22,823,536	₩ 44,639	₩ 607,722	₩ 398,759	₩ 22,235,285	₩ (329,576)	₩ 22,956,829	₩ (133,293)